Employee Benefits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Employee Benefits [Abstract]
Stock options	$ 254,288	$ 198,793
Granted options	262,103	25,350
Equity incentive plans	$ 1.57	$ 19.2
Strike price	$ 1.57
Modification stock options	140,170
Fair value of stock options granted	$ 49,622